CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
ASSETS
Cash and Cash Equivalents	¥ 951,242	¥ 982,666
Restricted Cash	128,333	152,618
Net investment in Leases	1,029,518	1,080,964
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥90,893 million March 31, 2021 ¥0 million	3,670,784	3,740,486
Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses	0	(56,836)
Allowance for Credit Losses	(78,945)	0
Investment in Operating Leases	1,408,189	1,400,001
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥25,295 million March 31, 2021 ¥0 million	2,660,443	2,245,323
Property under Facility Operations	491,855	562,485
Investment in Affiliates	887,764	821,662
Trade Notes, Accounts and Other Receivable	354,334	312,744
Inventories	142,156	126,013
Office Facilities	246,399	203,930
Other Assets	1,671,010	1,495,472
Total Assets	13,563,082	13,067,528
Liabilities:
Short-Term Debt	307,269	336,832
Deposits	2,317,785	2,231,703
Trade Notes, Accounts and Other Payable	260,712	282,727
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥300,739 million March 31, 2021 ¥0 million	1,822,422	1,591,475
Income Taxes:
Current	22,170	28,203
Deferred	341,290	328,147
Long-Term Debt	4,416,833	4,279,354
Other Liabilities	971,457	912,921
Total Liabilities	10,459,938	9,991,362
Redeemable Noncontrolling Interests	0	10,331
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2020 1,324,629,128 shares March 31, 2021 0 shares	221,111	221,111
Additional Paid-in Capital	259,361	257,638
Retained Earnings	2,744,588	2,754,461
Accumulated Other Comprehensive Income (Loss)	(84,650)	(118,532)
Treasury Stock, at Cost:	(111,954)	(121,070)
ORIX Corporation Shareholders' Equity	3,028,456	2,993,608
Noncontrolling Interests	74,688	72,227
Total Equity	3,103,144	3,065,835
Total Liabilities and Equity	13,563,082	13,067,528
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,305	7,117
Net investment in Leases	0	3,377
Investment in Operating Leases	78,633	75,904
Installment Loans (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses)	238,236	218,268
Property under Facility Operations	230,216	296,208
Investment in Affiliates	51,226	51,456
Other Assets	111,924	136,641
Total Assets	714,540	788,971
Liabilities:
Short-Term Debt	500	6,030
Trade Notes, Accounts and Other Payable	2,390	3,140
Income Taxes:
Long-Term Debt	413,268	464,904
Other Liabilities	42,024	45,671
Total Liabilities	¥ 458,182	¥ 519,745